Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2016, future minimum rental payments under non-cancelable operating leases were as follows:

(Dollars in thousands)	2017	$1,331
	2018	1,099
	2019	957
	2020	750
	2021	658
	Thereafter	2,449
		$7,244